JPMorgan Equity Premium Income ETF
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 85.6%
Aerospace & Defense — 1.2%
General Dynamics Corp.	137,908	38,957,631
RTX Corp.	1,774,768	173,093,123
Textron, Inc.	1,992,060	191,098,316
		403,149,070
Air Freight & Logistics — 1.4%
FedEx Corp.	471,672	136,662,246
United Parcel Service, Inc., Class B	2,164,329	321,684,219
		458,346,465
Banks — 0.5%
US Bancorp	4,166,511	186,243,042
Beverages — 2.8%
Coca-Cola Co. (The)	4,977,488	304,522,716
Monster Beverage Corp. *	3,702,835	219,504,059
PepsiCo, Inc.	2,443,779	427,685,762
		951,712,537
Biotechnology — 4.1%
AbbVie, Inc.	2,851,602	519,276,724
Biogen, Inc. *	129,269	27,874,274
Regeneron Pharmaceuticals, Inc. *	417,726	402,057,098
Vertex Pharmaceuticals, Inc. *	1,044,674	436,684,179
		1,385,892,275
Broadline Retail — 1.7%
Amazon.com, Inc. *	3,248,051	585,883,439
Building Products — 1.8%
Carrier Global Corp.	799,247	46,460,228
Trane Technologies plc	1,902,804	571,221,761
		617,681,989
Capital Markets — 2.0%
Ameriprise Financial, Inc.	144,010	63,139,744
CME Group, Inc.	1,505,875	324,199,829
Intercontinental Exchange, Inc.	1,428,872	196,369,879
S&P Global, Inc.	248,727	105,820,902
		689,530,354
Chemicals — 2.1%
Dow, Inc.	3,140,258	181,915,146
Linde plc	919,715	427,042,069
LyondellBasell Industries NV, Class A	960,877	98,278,499
		707,235,714
Commercial Services & Supplies — 0.1%
Veralto Corp.	226,032	20,039,997
Communications Equipment — 0.2%
Motorola Solutions, Inc.	217,093	77,063,673

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.5%
American Express Co.	791,672	180,255,798
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	647,964	474,717,865
Walmart, Inc.	2,856,500	171,875,605
		646,593,470
Electric Utilities — 2.4%
NextEra Energy, Inc.	4,085,689	261,116,384
PG&E Corp.	6,270,319	105,090,547
Southern Co. (The)	6,373,260	457,217,672
		823,424,603
Electrical Equipment — 1.5%
AMETEK, Inc.	326,127	59,648,628
Eaton Corp. plc	1,388,906	434,283,128
		493,931,756
Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc. *	1,192,424	186,471,265
Financial Services — 5.8%
Berkshire Hathaway, Inc., Class B *	585,607	246,259,456
Corpay, Inc. *	848,167	261,693,446
Fiserv, Inc. *	1,571,726	251,193,249
Jack Henry & Associates, Inc.	1,020,767	177,337,851
Mastercard, Inc., Class A	1,125,166	541,846,191
Visa, Inc., Class A	1,760,513	491,323,968
		1,969,654,161
Food Products — 1.2%
Mondelez International, Inc., Class A	6,038,960	422,727,200
Ground Transportation — 2.3%
CSX Corp.	5,712,413	211,759,150
Norfolk Southern Corp.	923,391	235,344,664
Old Dominion Freight Line, Inc.	1,004,608	220,320,580
Union Pacific Corp.	420,093	103,313,472
		770,737,866
Health Care Equipment & Supplies — 1.0%
Becton Dickinson & Co.	71,548	17,704,553
Boston Scientific Corp. *	2,469,263	169,119,823
Medtronic plc	1,773,742	154,581,615
		341,405,991
Health Care Providers & Services — 2.2%
Centene Corp. *	932,927	73,216,111
Elevance Health, Inc.	319,386	165,614,417
Humana, Inc.	315,364	109,343,006
UnitedHealth Group, Inc.	802,103	396,800,354
		744,973,888

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care REITs — 0.1%
Welltower, Inc.	207,903	19,426,456
Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc.	55,868	202,682,400
Chipotle Mexican Grill, Inc. *	145,093	421,751,979
McDonald's Corp.	146,331	41,258,025
Yum! Brands, Inc.	3,188,161	442,038,523
		1,107,730,927
Household Products — 2.7%
Church & Dwight Co., Inc.	2,187,976	228,227,777
Colgate-Palmolive Co.	1,586,368	142,852,438
Kimberly-Clark Corp.	696,659	90,112,842
Procter & Gamble Co. (The)	2,745,649	445,481,550
		906,674,607
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	2,145,933	440,452,748
Industrial REITs — 0.8%
Prologis, Inc.	2,051,967	267,207,143
Insurance — 4.0%
Chubb Ltd.	828,812	214,770,054
Globe Life, Inc.	162,155	18,869,977
MetLife, Inc.	939,168	69,601,741
Progressive Corp. (The)	2,809,981	581,160,270
Travelers Cos., Inc. (The)	2,012,642	463,189,430
		1,347,591,472
Interactive Media & Services — 2.9%
Alphabet, Inc., Class A *	2,933,661	442,777,455
Meta Platforms, Inc., Class A	1,118,796	543,264,961
		986,042,416
IT Services — 2.3%
Accenture plc, Class A	1,296,242	449,290,440
Cognizant Technology Solutions Corp., Class A	3,921,328	287,394,129
VeriSign, Inc. *	263,771	49,987,242
		786,671,811
Life Sciences Tools & Services — 1.1%
Danaher Corp.	620,297	154,900,567
Thermo Fisher Scientific, Inc.	402,576	233,981,197
		388,881,764
Machinery — 2.6%
Deere & Co.	569,898	234,079,905
Dover Corp.	1,228,167	217,618,911
Ingersoll Rand, Inc.	1,247,290	118,430,185
Otis Worldwide Corp.	3,193,000	316,969,110
		887,098,111

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 1.3%
Comcast Corp., Class A	10,159,628	440,419,874
Multi-Utilities — 1.7%
CMS Energy Corp.	2,969,269	179,165,691
Dominion Energy, Inc.	680,798	33,488,454
DTE Energy Co.	131,452	14,741,027
Public Service Enterprise Group, Inc.	4,995,082	333,571,576
		560,966,748
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips	2,316,963	294,903,051
EOG Resources, Inc.	2,456,794	314,076,545
Exxon Mobil Corp.	4,107,263	477,428,251
		1,086,407,847
Personal Care Products — 0.2%
Kenvue, Inc.	3,435,370	73,723,040
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	6,539,998	354,664,091
Eli Lilly & Co.	500,360	389,260,066
Johnson & Johnson	858,317	135,777,166
Merck & Co., Inc.	2,417,078	318,933,442
		1,198,634,765
Professional Services — 0.2%
Leidos Holdings, Inc.	520,446	68,225,266
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	1,724,002	340,990,356
ASML Holding NV (Registered), NYRS (Netherlands)	226,353	219,668,796
NVIDIA Corp.	154,323	139,440,090
NXP Semiconductors NV (China)	1,753,773	434,532,336
Texas Instruments, Inc.	2,172,029	378,389,172
		1,513,020,750
Software — 6.5%
Adobe, Inc. *	512,235	258,473,781
Cadence Design Systems, Inc. *	563,188	175,309,161
Intuit, Inc.	815,316	529,955,400
Microsoft Corp.	1,335,519	561,879,554
Salesforce, Inc.	385,073	115,976,286
ServiceNow, Inc. *	519,878	396,354,987
Synopsys, Inc. *	268,687	153,554,620
		2,191,503,789
Specialized REITs — 1.8%
American Tower Corp.	400,124	79,060,501
Equinix, Inc.	333,479	275,230,223
SBA Communications Corp.	1,140,218	247,085,241
		601,375,965

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 3.4%
AutoZone, Inc. *	104,195	328,386,172
Lowe's Cos., Inc.	1,650,255	420,369,456
O'Reilly Automotive, Inc. *	30,126	34,008,639
TJX Cos., Inc. (The)	3,511,060	356,091,705
		1,138,855,972
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	472,473	81,019,670
Seagate Technology Holdings plc	1,098,152	102,183,044
		183,202,714
Tobacco — 0.3%
Altria Group, Inc.	986,971	43,051,675
Philip Morris International, Inc.	806,390	73,881,452
		116,933,127
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	32,223	32,780,458
Total Common Stocks (Cost $23,738,126,636)		29,006,782,323
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.3%
Bank of Nova Scotia, ELN, 48.33%, 4/12/2024, (linked to S&P 500 Index) (Canada) (a)	61,631	296,215,843
Barclays Bank PLC, ELN, 42.25%, 4/9/2024, (linked to S&P 500 Index) (United Kingdom) (a)	59,455	292,660,103
Barclays Bank PLC, ELN, 44.20%, 4/19/2024, (linked to S&P 500 Index) (United Kingdom) (a)	60,479	312,305,694
BNP Paribas, ELN, 42.30%, 5/6/2024, (linked to S&P 500 Index) (a)	55,825	293,385,496
BNP Paribas, ELN, 42.53%, 4/8/2024, (linked to S&P 500 Index) (a)	59,766	286,194,870
BNP Paribas, ELN, 46.95%, 4/23/2024, (linked to S&P 500 Index) (a)	58,829	299,004,864
BofA Finance LLC, ELN, 45.70%, 4/26/2024, (linked to S&P 500 Index) (a)	58,511	301,302,394
BofA Finance LLC, ELN, 51.45%, 4/16/2024, (linked to S&P 500 Index) (a)	60,690	311,666,212
GS Finance Corp., ELN, 42.01%, 4/5/2024, (linked to S&P 500 Index) (a)	59,667	288,321,087
GS Finance Corp., ELN, 45.20%, 4/22/2024, (linked to S&P 500 Index) (a)	58,660	300,461,799
National Bank of Canada, ELN, 42.25%, 4/29/2024, (linked to S&P 500 Index) (a)	56,080	294,979,118
Royal Bank of Canada, ELN, 41.55%, 4/30/2024, (linked to S&P 500 Index) (Canada) (a)	55,900	295,505,288
Royal Bank of Canada, ELN, 42.46%, 5/3/2024, (linked to S&P 500 Index) (Canada) (a)	56,307	290,098,732
Royal Bank of Canada, ELN, 50.28%, 4/15/2024, (linked to S&P 500 Index) (Canada) (a)	61,315	302,376,149
Societe Generale, ELN, 41.96%, 5/7/2024, (linked to S&P 500 Index) (a)	61,853	324,997,310
Total Equity-Linked Notes (Cost $4,566,978,677)		4,489,474,959

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $271,089,301)	271,089,301	271,089,301
Total Investments — 99.7% (Cost $28,576,194,614)		33,767,346,583
Other Assets Less Liabilities — 0.3%		105,820,256
NET ASSETS — 100.0%		33,873,166,839

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$29,006,782,323	$—	$—	$29,006,782,323
Equity Linked Notes	—	4,489,474,959	—	4,489,474,959

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$271,089,301	$—	$—	$271,089,301
Total Investments in Securities	$29,277,871,624	$4,489,474,959	$—	$33,767,346,583
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	$334,966,807	$776,000,000	$1,111,094,674	$110,272	$17,595	$—	—	$10,609,989	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	47,208,090	358,373,600	405,581,690	—	—	—	—	1,223,613	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	224,743,189	4,427,665,348	4,381,319,236	—	—	271,089,301	271,089,301	11,036,336	—
Total	$606,918,086	$5,562,038,948	$5,897,995,600	$110,272	$17,595	$271,089,301		$22,869,938	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.